Investments in Associates and Joint Arrangements - Details of Principal Associates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shanghai Pudong Development Bank Co., Ltd. ("SPD Bank") [member]
Disclosure of associates [line items]
Place of incorporation	The PRC
Place of establishment and operation	The PRC
Proportion of ownership interest held by the Company or its subsidiary	18.00%	18.00%
Principal activity	Provision of banking services
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Place of incorporation	The PRC
Place of establishment and operation	The PRC
Proportion of ownership interest held by the Company or its subsidiary	28.00%	28.00%
Principal activity	Provision of construction, maintenance and operation of telecommunications towers
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Place of incorporation	Thailand
Place of establishment and operation	Thailand
Proportion of ownership interest held by the Company or its subsidiary	18.00%	18.00%
Principal activity	Provision of telecommunications services